FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report as of the end of semiannual period:   /  /    (a)
                           or fiscal year: 12/31/97  (b)

Is this a transition report? (Y or N): N

Is this an amendment to a previous filing? (Y or N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A)  Registrant Name:   JOHN HANCOCK VARIABLE LIFE ACCOUNT U

  B)  File Number:       811-3068

  C)  Telephone Number:  (  )    -


  D)  Address: (i)____________________________________________________________
                               Number and P.O. Box if any

          _____________________    ____________      ______________
              (ii) City            (iii) State        (iv) Zip Code


2. SUMMARY OF THIS FILING:

[Place an "X" next to each item being answered in qhole or in part in this filing]


  1 X     23        45        67        89        111
  2 X     24        46        68        90        112
  3       25        47        69        91        113
  4       26        48        70        92        114
  5       27        49        71        93        115
  6       28        50        72        94        116
  7       29        51        73        95        117
  8       30        52        74        96        118
  9       31        53        75        97        119
 10       32        54        76        98        120
 11       33        55        77        99        121
 12       34        56        78        100       122
 13       35        57        79        101       123
 14       36        58        80        102       124
 15       37        59        81        103       125
 16       38        60        82        104       126 X
 17       39        61        83        105       127 X
 18       40        62        84        106       128
 19       41        63        85        107       129
 20       42        64        86        108       130
 21       43        65        87        109       131 X
 22       44        66        88        110       132


3. Is this the first filing on this form by the Registrant?(Y or N) --------

4. Is this the last filing on this form by the Registrant?(Y or N) ---------

5. Is Registrant a small business investment company (SBIC)?(Y or N) ------- [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y or N) -------------------- [If answer is "Y" (Yes), complete only items 111 through 132.]

                                                     ------------------------
                                                    |If filing more than one |
                                                    |  Page 36, "X" box: [ ] |
                                                     ------------------------

For period ending 12/31/97
File number 811-3068


125. [/] State the total dollar amount of sales loads collected (before reallowances to brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ----------------------------- $

126.      Of the  amount  shown in item 125,  state  the total  dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any,  collected on units of a prior series  placed in the
          portfolio of a subsequent series.)($000's omitted) --------- $    0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number         Total Assets       Total Income
                                             of Series          ($000's          Distributions
                                             Investing          omitted)       ($000's omitted)
                                             ---------        ------------     ----------------
A. U.S. Treasury direct issue____________    _________        $___________        $___________

B. U.S. Government agency________________    _________        $___________        $___________

C. State and municipal tax-free__________    _________        $___________        $___________

D. Public utility debt___________________    _________        $___________        $___________

E. Brokers or dealer debt or debt
   of brokers' or dealers' parent________    _________        $___________        $___________

F. All other corporate intermed. &
   long-term debt________________________    _________        $___________        $___________

G. All other corporate short-term
   debt__________________________________    _________        $___________        $___________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers_______________________________    _________        $___________        $___________

I. Investment company equity
   securities____________________________    _________        $___________        $___________

                                                 2               1,871              164,328
J. All other equity securities___________    _________        $___________        $___________

K. Other securities______________________    _________        $___________        $___________


L. Total assets of all series of                                 1,871
   registrant____________________________    _________        $___________        $___________


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) -------------------------

          [If answer is "N" (No), go to item 131.]

                                                     ------------------------
                                                    |If filing more than one |
                                                    |  Page 37, "X" box: [ ] |
                                                     ------------------------

For period ending 12/31/97
File number 811-3068



129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N) ------------

          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) --------


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's) ---------------------- $ 9,477

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

               3068
          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

                                  SIGNATURES

      This Report is signed on behalf of the registrant (or depositor or trustee) in the City of Boston and the State of Massachusetts on this the 27th day of February, 1998.



                             JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                             (Name of Registrant, Depositor or Trustee)

                             By: /s/SANDRA M. DADALT
                             ------------------------------
                             Sandra M. DaDalt
                             Assistant Secretary


Witness: /s/RAYMOND F. SKIBA
         -------------------------
         Raymond F. Skiba
         Director